Employee benefit plans (Information Regarding Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Japan
Change in benefit obligation
Benefit obligation at beginning of year	¥ 1,930,498	¥ 1,912,156
Service cost	88,964	89,443	¥ 78,611
Interest cost	13,252	8,800	17,509
Plan participants' contributions	1,266	923
Plan amendments	(58)	(21)
Net actuarial (gain) loss	35,017	(45,783)
Acquisition and other	18,206	30,622
Benefits paid	(67,835)	(65,642)
Benefit obligation at end of year	2,019,310	1,930,498	1,912,156
Change in plan assets
Balance at beginning of year	1,483,889	1,369,236
Actual return on plan assets	111,278	81,600
Acquisition and other	14,615	30,266
Employer contributions	42,095	39,692
Plan participants' contributions	1,266	923
Benefits paid	(40,264)	(37,828)
Balance at end of year	1,612,879	1,483,889	1,369,236
Funded status	406,431	446,609
Foreign Plans
Change in benefit obligation
Benefit obligation at beginning of year	1,026,024	963,255
Service cost	35,887	41,733	47,544
Interest cost	37,817	35,593	40,340
Plan participants' contributions	912	436
Plan amendments	(12)	(996)
Net actuarial (gain) loss	66,039	22,220
Acquisition and other	(26,616)	(18,778)
Benefits paid	(42,070)	(17,439)
Benefit obligation at end of year	1,097,981	1,026,024	963,255
Change in plan assets
Balance at beginning of year	758,306	692,801
Actual return on plan assets	89,924	74,760
Acquisition and other	(16,009)	(11,960)
Employer contributions	20,961	15,925
Plan participants' contributions	912	436
Benefits paid	(38,611)	(13,656)
Balance at end of year	815,483	758,306	¥ 692,801
Funded status	¥ 282,498	¥ 267,718